EQUITY - Composition of share capital (Details) - $ / shares	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
EQUITY
Par value per share	$ 0.00001
Number of share authorized		350,000,000	26,094,980
Number of shares issued			36,138,588
Number of share outstanding	47,481,609		36,138,588
Ordinary shares
EQUITY
Par value per share	$ 0.00001		$ 0.00001
Number of share authorized	350,000,000		16,232,651
Number of shares issued	47,481,609		8,478,437
Number of share outstanding	47,481,609		8,478,437
Preferred shares
EQUITY
Par value per share	$ 0.00001
Number of share authorized	1,000,000
Number of share outstanding				27,660,146
Series Seed Preferred shares
EQUITY
Par value per share			$ 0.00001
Number of share authorized			698,000
Number of shares issued			2,455,606
Number of share outstanding			2,455,606
Series A1 Preferred shares
EQUITY
Par value per share			$ 0.00001
Number of share authorized			1,314,285
Number of shares issued			4,623,734
Number of share outstanding			4,623,734
Series A2 Preferred shares
EQUITY
Par value per share			$ 0.00001
Number of share authorized			264,983
Number of shares issued			932,227
Number of share outstanding			932,227
Series B Preferred shares
EQUITY
Par value per share			$ 0.00001
Number of share authorized			2,352,445
Number of shares issued			8,276,043
Number of share outstanding			8,276,043
Series C Preferred shares
EQUITY
Par value per share			$ 0.00001
Number of share authorized			5,232,616
Number of shares issued			11,372,541
Number of share outstanding			11,372,541